Pioneer Emerging Markets Equity Fund
Schedule of Investments  |  December 31, 2023

A: PEMEX	C: PEMNX	Y: PEMSX

Schedule of Investments  |  12/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 92.0%
	Common Stocks — 87.4% of Net Assets
	Automobile Components — 0.4%
158	Hyundai Mobis Co., Ltd.	$ 28,921
	Total Automobile Components	$28,921

	Banks — 13.4%
6,899	Abu Dhabi Islamic Bank PJSC	$ 19,010
29,610(a)	Alpha Services and Holdings S.A.	50,234
4,025	Axis Bank, Ltd.	53,240
9,092	Banco Bradesco S.A. (A.D.R.)	31,822
6,486	Banco do Brasil S.A.	74,101
171,800	Bank Central Asia Tbk PT	104,786
186,100	Bank Negara Indonesia Persero Tbk PT	64,855
1,366	Bank Polska Kasa Opieki S.A.	52,776
69,000	Bank Rakyat Indonesia Persero Tbk PT	25,581
28,400	CIMB Group Holdings Bhd	36,144
8,900	Grupo Financiero Banorte S.A.B de CV, Class O	89,498
1,969	Hana Financial Group, Inc.	66,197
938	HDFC Bank, Ltd. (A.D.R.)	62,949
5,960	HDFC Bank, Ltd.	122,266
2,177	ICICI Bank, Ltd.	26,035
1,161	IndusInd Bank, Ltd.	22,278
8,400	Kasikornbank PCL	33,204
4,695	Saudi National Bank	48,402
22,335+#	Sberbank of Russia PJSC	3,401
	Total Banks	$986,779

	Beverages — 2.9%
1,078	Coca-Cola Icecek AS	$ 19,230
1,194	Embotelladora Andina S.A. (A.D.R.)	17,803
472	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	61,525
2,133	Fomento Economico Mexicano S.A.B de CV	27,760
78,700	Thai Beverage PCL	31,302
8,000	Tsingtao Brewery Co., Ltd., Class H	53,578
	Total Beverages	$211,198

	Broadline Retail — 4.4%
828	Alibaba Group Holding, Ltd. (A.D.R.)	$ 64,178
6,600	Alibaba Group Holding, Ltd.	63,784
853	JD.com, Inc. (A.D.R.)	24,643
2,114	JD.com, Inc., Class A	30,471
467	Naspers, Ltd., Class N	79,937
1Pioneer Emerging Markets Equity Fund |  | 12/31/23

Shares		Value
	Broadline Retail — (continued)
234(a)	PDD Holdings, Inc. (A.D.R.)	$ 34,237
6,433	Woolworths Holdings, Ltd.	25,407
	Total Broadline Retail	$322,657

	Building Products — 0.3%
23,000	Xinyi Glass Holdings, Ltd.	$ 25,759
	Total Building Products	$25,759

	Capital Markets — 0.5%
13,100	B3 S.A. - Brasil Bolsa Balcao	$ 38,958
	Total Capital Markets	$38,958

	Chemicals — 0.9%
22,392	Fertiglobe Plc	$ 18,097
6,600	Hangzhou Oxygen Plant Group Co., Ltd., Class A	27,152
19	LG Chem, Ltd.	7,318
451	OCI NV	13,112
	Total Chemicals	$65,679

	Communications Equipment — 0.2%
1,200	Zhongji Innolight Co., Ltd., Class A	$ 19,077
	Total Communications Equipment	$19,077

	Construction & Engineering — 1.6%
2,309	Larsen & Toubro, Ltd.	$ 97,739
1,088(a)	Samsung Engineering Co., Ltd.	24,404
	Total Construction & Engineering	$122,143

	Construction Materials — 0.5%
1,381	Grasim Industries, Ltd.	$ 35,368
	Total Construction Materials	$35,368

	Consumer Staples Distribution & Retail — 1.5%
14,900	Atacadao S.A.	$ 38,025
27,900	CP All PCL	45,696
65(a)	Dino Polska S.A. (144A)	7,607
354	E-MART, Inc.	21,005
	Total Consumer Staples Distribution & Retail	$112,333

	Diversified Consumer Services — 1.0%
32,000	China Education Group Holdings, Ltd.	$ 20,026
741(a)	New Oriental Education & Technology Group, Inc. (A.D.R.)	54,300
	Total Diversified Consumer Services	$74,326

Pioneer Emerging Markets Equity Fund |  | 12/31/232

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Shares		Value
	Diversified Telecommunication Services — 1.1%
21,600	Singapore Telecommunications, Ltd.	$ 40,365
149,600	Telkom Indonesia Persero Tbk PT	38,398
	Total Diversified Telecommunication Services	$78,763

	Electric Utilities — 1.4%
4,832	Enel Chile S.A. (A.D.R.)	$ 15,655
22,060	Power Grid Corp. of India, Ltd.	62,801
12,000	Tenaga Nasional Bhd	26,215
	Total Electric Utilities	$104,671

	Electronic Equipment, Instruments & Components — 2.6%
7,000	Delta Electronics, Inc.	$ 71,292
23,000	Hon Hai Precision Industry Co., Ltd.	78,230
3,000	Sunny Optical Technology Group Co., Ltd.	27,584
4,000	Taiwan Union Technology Corp.	16,299
	Total Electronic Equipment, Instruments & Components	$193,405

	Entertainment — 1.0%
779	NetEase, Inc. (A.D.R.)	$ 72,572
	Total Entertainment	$72,572

	Financial Services — 0.3%
3,976	Chailease Holding Co., Ltd.	$ 24,952
	Total Financial Services	$24,952

	Food Products — 2.2%
2,022	Almarai Co. JSC	$ 30,298
55,700	Indofood CBP Sukses Makmur Tbk PT	38,269
62,600	Mayora Indah Tbk PT	10,121
14,000	Tingyi Cayman Islands Holding Corp.	17,177
27,000	Uni-President Enterprises Corp.	65,439
	Total Food Products	$161,304

	Ground Transportation — 0.5%
3,120	Localiza Rent a Car S.A.	$ 40,682
	Total Ground Transportation	$40,682

	Health Care Providers & Services — 1.3%
895	Apollo Hospitals Enterprise, Ltd.	$ 61,295
50,900	Bangkok Chain Hospital PCL	33,384
	Total Health Care Providers & Services	$94,679

	Hotels, Restaurants & Leisure — 2.0%
1,170	Kangwon Land, Inc.	$ 14,500
815(a)	MakeMyTrip, Ltd.	38,289
3Pioneer Emerging Markets Equity Fund |  | 12/31/23

Shares		Value
	Hotels, Restaurants & Leisure — (continued)
5,720(a)	Meituan, Class B (144A)	$ 60,289
927(a)	Trip.com Group, Ltd. (A.D.R.)	33,381
	Total Hotels, Restaurants & Leisure	$146,459

	Household Durables — 0.9%
939	Coway Co., Ltd.	$ 41,547
6,300	Ez Tec Empreendimentos e Participacoes S.A.	24,144
	Total Household Durables	$65,691

	Independent Power and Renewable Electricity Producers — 0.8%
29,000	China Longyuan Power Group Corp., Ltd., Class H	$ 21,964
28,627	NHPC, Ltd.	22,195
76,000	Xinyi Energy Holdings, Ltd.	13,905
	Total Independent Power and Renewable Electricity Producers	$58,064

	Industrial Conglomerates — 1.4%
1,264	Bidvest Group, Ltd.	$ 17,467
5,896	KOC Holding AS	28,373
370	LG Corp.	24,613
332	Samsung C&T Corp.	33,344
	Total Industrial Conglomerates	$103,797

	Insurance — 3.0%
6,200	AIA Group, Ltd.	$ 53,850
15,700	Caixa Seguridade Participacoes S.A.	41,653
441	DB Insurance Co., Ltd.	28,603
3,945	HDFC Life Insurance Co., Ltd. (144A)	30,637
4,948	ICICI Prudential Life Insurance Co., Ltd. (144A)	31,770
28,000	PICC Property & Casualty Co., Ltd., Class H	33,236
	Total Insurance	$219,749

	Interactive Media & Services — 4.7%
110(a)	Baidu, Inc. (A.D.R.)	$ 13,100
1,150(a)	Baidu, Inc., Class A	17,091
8,300	Tencent Holdings, Ltd.	313,580
	Total Interactive Media & Services	$343,771

	IT Services — 2.5%
2,795	HCL Technologies, Ltd.	$ 49,171
1,863	Infosys, Ltd. (A.D.R.)	34,242
2,440	Infosys, Ltd.	45,170
1,178	Tata Consultancy Services, Ltd.	53,637
	Total IT Services	$182,220

Pioneer Emerging Markets Equity Fund |  | 12/31/234

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Shares		Value
	Machinery — 1.0%
5,475	Iochpe Maxion S.A.	$ 14,484
21,000	Weichai Power Co., Ltd., Class H	35,135
8,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H	23,499
	Total Machinery	$73,118

	Marine Transportation — 0.2%
10,000	SITC International Holdings Co., Ltd.	$ 17,240
	Total Marine Transportation	$17,240

	Metals & Mining — 2.9%
2,261	Anglogold Ashanti Plc	$ 43,542
6,954	Grupo Mexico S.A.B de CV	38,568
11,209	Hindalco Industries, Ltd.	82,652
70	Korea Zinc Co., Ltd.	26,992
80+#	MMC Norilsk Nickel PJSC	725
1,943(a)	Saudi Arabian Mining Co.	22,868
48,470(a)+#	United Co. RUSAL International PJSC	929
	Total Metals & Mining	$216,276

	Oil, Gas & Consumable Fuels — 2.0%
2,900(a)	3R PETROLEUM OLEO E GAS S.A.	$ 15,648
2,310(a)+#	Gazprom PJSC	207
14,254(a)+#	Gazprom PJSC	1,277
1,309+#	LUKOIL PJSC	4,963
400	Petroleo Brasileiro S.A.	3,198
2,500	PRIO S.A.	23,617
2,609	Reliance Industries, Ltd.	80,966
2,449	Saudi Arabian Oil Co. (144A)	21,586
30+#	Surgutneftegas PJSC	—
	Total Oil, Gas & Consumable Fuels	$151,462

	Personal Care Products — 0.3%
5,600(a)	Natura & Co. Holding S.A.	$ 19,230
	Total Personal Care Products	$19,230

	Pharmaceuticals — 0.3%
1,433	Cipla, Ltd.	$ 21,458
	Total Pharmaceuticals	$21,458

	Real Estate Management & Development — 6.5%
54,622	Aldar Properties PJSC	$ 79,515
2,731	Allos S.A.	14,777
43,200	Ayala Land, Inc.	26,875
15,200	CapitaLand Investment, Ltd.	36,267
12,500	China Overseas Land & Investment, Ltd.	22,148
18,000	China Resources Land, Ltd.	64,942
5Pioneer Emerging Markets Equity Fund |  | 12/31/23

Shares		Value
	Real Estate Management & Development — (continued)
316,900	Ciputra Development Tbk PT	$ 24,068
5,000	Corp. Inmobiliaria Vesta S.A.B de CV	19,855
4,831	DLF, Ltd.	42,129
29,167	Emaar Properties PJSC	62,869
25,000	Hang Lung Properties, Ltd.	34,687
3,000	Sun Hung Kai Properties, Ltd.	32,285
8,200	Swire Properties, Ltd.	16,533
	Total Real Estate Management & Development	$476,950

	Semiconductors & Semiconductor Equipment — 9.1%
1,026	SK Hynix, Inc.	$ 112,024
5,205	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	541,320
26,000	Xinyi Solar Holdings, Ltd.	15,278
	Total Semiconductors & Semiconductor Equipment	$668,622

	Specialty Retail — 1.3%
14,000	China Meidong Auto Holdings, Ltd.	$ 8,618
14,015(a)+#	Detsky Mir PJSC (144A)	446
70,000	Topsports International Holdings, Ltd. (144A)	54,446
7,400	Vibra Energia S.A.	34,600
	Total Specialty Retail	$98,110

	Technology Hardware, Storage & Peripherals — 4.3%
4,532	Samsung Electronics Co., Ltd.	$ 275,636
26	Samsung Electronics Co., Ltd. (G.D.R.) (144A)	38,979
	Total Technology Hardware, Storage & Peripherals	$314,615

	Textiles, Apparel & Luxury Goods — 2.6%
281	Cie Financiere Richemont S.A.	$ 39,464
1,867	Fila Holdings Corp.	55,998
19,500(a)	Samsonite International S.A. (144A)	64,174
2,100	Shenzhou International Group Holdings, Ltd.	21,549
14,500	Xtep International Holdings, Ltd.	8,171
	Total Textiles, Apparel & Luxury Goods	$189,356

	Transportation Infrastructure — 0.6%
34,000	Jiangsu Expressway Co., Ltd., Class H	$ 30,581
9,500	Malaysia Airports Holdings Bhd	15,196
	Total Transportation Infrastructure	$45,777

	Water Utilities — 1.1%
3,805	Cia de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$ 57,950
36,000	Guangdong Investment, Ltd.	26,173
	Total Water Utilities	$84,123

Pioneer Emerging Markets Equity Fund |  | 12/31/236

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Shares		Value
	Wireless Telecommunication Services — 1.9%
4,962	Bharti Airtel, Ltd.	$ 61,470
12,000	Far EasTone Telecommunications Co., Ltd.	31,172
1,164	SK Telecom Co., Ltd.	45,225
	Total Wireless Telecommunication Services	$137,867

	Total Common Stocks (Cost $5,454,825)	$6,448,181

	Preferred Stock — 4.6% of Net Assets
	Banks — 0.9%
7,031(b)	Banco Bradesco S.A.	$ 24,482
18,160(b)	Itausa S.A.	38,601
21,762(b)+#	Sberbank of Russia PJSC	3,323
	Total Banks	$66,406

	Oil, Gas & Consumable Fuels — 1.1%
10,500(b)	Petroleo Brasileiro S.A.	$ 80,265
	Total Oil, Gas & Consumable Fuels	$80,265

	Technology Hardware, Storage & Peripherals — 2.6%
3,983(b)	Samsung Electronics Co., Ltd.	$ 192,068
	Total Technology Hardware, Storage & Peripherals	$192,068

	Total Preferred Stock (Cost $321,296)	$338,739

	Right/Warrant — 0.0%† of Net Assets
	Ground Transportation — 0.0%†
11(a)	Localiza Rent a Car S.A., 2/6/24	$ 46
	Total Ground Transportation	$46

	Total Right/Warrant (Cost $—)	$46

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 92.0% (Cost $5,776,121)	$6,786,966
	OTHER ASSETS AND LIABILITIES — 8.0%	$587,682
	net assets — 100.0%	$7,374,648

7Pioneer Emerging Markets Equity Fund |  | 12/31/23

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2023, the value of these securities amounted to $309,934, or 4.2% of net assets.
(a)	Non-income producing security.
(b)	Issued as preference shares.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Detsky Mir PJSC	10/1/2019	$20,368	$446
Gazprom PJSC	10/1/2019	45,761	1,277
Gazprom PJSC	11/16/2020	5,453	207
LUKOIL PJSC	9/15/2020	96,414	4,963
MMC Norilsk Nickel PJSC	10/1/2019	20,493	725
Sberbank of Russia PJSC	10/1/2019	67,203	3,323
Sberbank of Russia PJSC	9/15/2020	71,103	3,401
Surgutneftegas PJSC	10/1/2019	17	—
United Co. RUSAL International PJSC	3/29/2021	30,782	929
Total Restricted Securities			$15,271
% of Net assets			0.2%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
Pioneer Emerging Markets Equity Fund |  | 12/31/238

Schedule of Investments  |  12/31/23
(unaudited) (continued)
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobile Components	$—	$28,921	$—	$28,921
Banks	258,370	725,008	3,401	986,779
Beverages	107,088	104,110	—	211,198
Broadline Retail	123,058	199,599	—	322,657
Building Products	—	25,759	—	25,759
Capital Markets	38,958	—	—	38,958
Chemicals	—	65,679	—	65,679
Communications Equipment	—	19,077	—	19,077
Construction & Engineering	—	122,143	—	122,143
Construction Materials	—	35,368	—	35,368
Consumer Staples Distribution & Retail	38,025	74,308	—	112,333
Diversified Consumer Services	54,300	20,026	—	74,326
Diversified Telecommunication Services	—	78,763	—	78,763
Electric Utilities	15,655	89,016	—	104,671
Electronic Equipment, Instruments & Components	—	193,405	—	193,405
Entertainment	72,572	—	—	72,572
Financial Services	—	24,952	—	24,952
Food Products	—	161,304	—	161,304
Ground Transportation	40,682	—	—	40,682
Health Care Providers & Services	—	94,679	—	94,679
Hotels, Restaurants & Leisure	71,670	74,789	—	146,459
Household Durables	24,144	41,547	—	65,691
Independent Power and Renewable Electricity Producers	—	58,064	—	58,064
Industrial Conglomerates	—	103,797	—	103,797
Insurance	41,653	178,096	—	219,749
Interactive Media & Services	13,100	330,671	—	343,771
IT Services	34,242	147,978	—	182,220
Machinery	14,484	58,634	—	73,118
Marine Transportation	—	17,240	—	17,240
Metals & Mining	38,568	176,054	1,654	216,276
Oil, Gas & Consumable Fuels	42,463	102,552	6,447	151,462
Personal Care Products	19,230	—	—	19,230
Pharmaceuticals	—	21,458	—	21,458
Real Estate Management & Development	34,632	442,318	—	476,950
Semiconductors & Semiconductor Equipment	541,320	127,302	—	668,622
Specialty Retail	34,600	63,064	446	98,110
Technology Hardware, Storage & Peripherals	—	314,615	—	314,615
Textiles, Apparel & Luxury Goods	—	189,356	—	189,356
Transportation Infrastructure	—	45,777	—	45,777
9Pioneer Emerging Markets Equity Fund |  | 12/31/23

	Level 1	Level 2	Level 3	Total
Water Utilities	$57,950	$26,173	$—	$84,123
Wireless Telecommunication Services	—	137,867	—	137,867
Preferred Stock
Banks	63,083	—	3,323	66,406
Oil, Gas & Consumable Fuels	80,265	—	—	80,265
Technology Hardware, Storage & Peripherals	—	192,068	—	192,068
Right/Warrant	46	—	—	46
Total Investments in Securities	$1,860,158	$4,911,537	$15,271	$6,786,966
During the period ended December 31, 2023, there were no transfers in or out of Level 3.
Pioneer Emerging Markets Equity Fund |  | 12/31/2310